Guarantor Statements - Cash Flow (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities		€ 8,109	€ 7,318	[1]	€ 7,879	[1]
Net cash flow from/(used in) investing activities		(2,237)	4,644	[1]	(5,879)	[1]
Net cash flow from/(used in) financing activities		(4,667)	(12,113)	[1]	(2,020)	[1]
Net increase/(decrease) in cash and cash equivalents		1,205	(151)	[1]	(20)	[1]
Cash and cash equivalents at the beginning of the year	[1]	3,090	3,169		3,198
Effect of foreign exchange rates		(179)	72	[1]	(9)	[1]
Cash and cash equivalents at the end of the year		4,116	3,090	[1]	3,169	[1]
Unilever Capital Corporation Subsidiary Issuer [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities		1
Net cash flow from/(used in) investing activities		2,681	1,088	[1]	(3,884)	[1]
Net cash flow from/(used in) financing activities		(2,613)	(1,097)	[1]	3,873	[1]
Net increase/(decrease) in cash and cash equivalents		69	(9)	[1]	(11)	[1]
Cash and cash equivalents at the beginning of the year	[1]	6
Effect of foreign exchange rates		5	15	[1]	11	[1]
Cash and cash equivalents at the end of the year		80	6	[1]
Unilever Parent Entities [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities	[2]	1,127	952	[1]	948	[1]
Net cash flow from/(used in) investing activities	[2]	(1,887)	1,196	[1]	(7,123)	[1]
Net cash flow from/(used in) financing activities	[2]	768	(2,190)	[1]	6,254	[1]
Net increase/(decrease) in cash and cash equivalents	[2]	8	(42)	[1]	79	[1]
Cash and cash equivalents at the beginning of the year	[2]	7	23	[1]	5	[1]
Effect of foreign exchange rates	[2]	(15)	26	[1]	(61)	[1]
Cash and cash equivalents at the end of the year	[2]		7		23	[1]
Unilever United States Inc Subsidiary Guarantor [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities		(21)	(6)	[1]	(40)	[1]
Net cash flow from/(used in) investing activities		4,378	(63)	[1]	(1,062)	[1]
Net cash flow from/(used in) financing activities		(4,357)	69	[1]	1,103	[1]
Net increase/(decrease) in cash and cash equivalents					1	[1]
Cash and cash equivalents at the beginning of the year	[1]	(1)	(1)		(2)
Cash and cash equivalents at the end of the year		(1)	(1)	[1]	(1)	[1]
Non-guarantor Subsidiaries [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities		7,002	6,372	[1]	6,971	[1]
Net cash flow from/(used in) investing activities		(4,720)	4,619	[1]	5,136	[1]
Net cash flow from/(used in) financing activities		(1,154)	(11,091)	[1]	(12,196)	[1]
Net increase/(decrease) in cash and cash equivalents		1,128	(100)	[1]	(89)	[1]
Cash and cash equivalents at the beginning of the year	[1]	3,078	3,147		3,195
Effect of foreign exchange rates		(169)	31	[1]	41	[1]
Cash and cash equivalents at the end of the year		4,037	3,078	[1]	3,147	[1]
Unilever Group [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities		8,109	7,318	[1]	7,879	[1]
Net cash flow from/(used in) investing activities		(2,237)	4,644	[1]	(5,879)	[1]
Net cash flow from/(used in) financing activities		(4,667)	(12,113)	[1]	(2,020)	[1]
Net increase/(decrease) in cash and cash equivalents		1,205	(151)	[1]	(20)	[1]
Cash and cash equivalents at the beginning of the year	[1]	3,090	3,169		3,198
Effect of foreign exchange rates		(179)	72	[1]	(9)	[1]
Cash and cash equivalents at the end of the year		4,116	3,090	[1]	3,169	[1]
Eliminations [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) investing activities		(2,689)	(2,196)	[1]	1,054	[1]
Net cash flow from/(used in) financing activities		€ 2,689	€ 2,196	[1]	€ (1,054)	[1]

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	The term 'Unilever parent entities' includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.